FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 5,892	$ 6,021
Fair value	(64,238)	(62,047)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	3,594	3,560
Fair value	$ 0	$ 0
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.50%	3.00%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	450.00%	500.00%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,210	$ 1,285
Fair value	$ (253)	$ (308)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.80%	2.70%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	640.00%	640.00%
Interest rate risk | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,447	$ 1,746
Fair value	$ (21)	$ (32)
Interest rate risk | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.80%	0.80%
Interest rate risk | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	510.00%	510.00%
Interest rate risk | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Notional	$ 0
Rates	0.00%
Fair value	$ 28
Interest rate risk | Interest rate swaptions
Disclosure of detailed information about financial instruments [line items]
Notional		$ 350
Rates		2.00%
Fair value		$ 0